RELATED PARTY TRANSACTIONS (Details)	1 Months Ended
	Jun. 30, 2015 shares	Dec. 31, 2015 USD ($)	Jun. 12, 2015 USD ($) Shareholders	Dec. 31, 2014 USD ($)
Schedule of Other Related Party Transactions [Line Items]
Number of shareholders | Shareholders			3
Convertible notes payable | $			$ 317,000	$ 114,000
Amount of accrued interest owed by shareholders | $			$ 42,713
Common Stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Common stock shares issued on conversion of debt (in shares) | shares	234,735
Pre Reverse Stock Split [Member] | Common Stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Common stock shares issued on conversion of debt (in shares) | shares	19,952,489